Share-based Compensation - Valuation (Details) - Employee Stock Option	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock options:
Contractual term (in years)		0 years	0 years
Expected volatility, minimum (as a percent)	47.30%
Expected volatility, maximum (as a percent)	60.20%
Risk-free interest rate, minimum (per annum)	1.50%
Risk-free interest rate, maximum (per annum)	2.60%
Minimum
Stock options:
Contractual term (in years)	10 years 3 days
Exercise multiple	2.2
Maximum
Stock options:
Contractual term (in years)	10 years 3 days
Exercise multiple	2.8